Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities- Gimi MS Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Balance sheet
Current assets	$ 884,829	$ 1,258,506
Current liabilities	(454,911)	(414,412)
Golar Gimi | VIE debt
Balance sheet
Current assets	70,528	12,460
Non-current assets	1,451,811	1,195,725
Current liabilities	(46,307)	(10,666)
Non-current liabilities	$ (599,607)	$ (516,298)